CONDENSED CONSOLIDATED INTERIM STATEMENTS OF COMPREHENSIVE LOSS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
RESEARCH AND DEVELOPMENT EXPENSES	$ (5,139)	$ (4,640)	$ (9,417)	$ (10,062)
SALES AND MARKETING EXPENSES	(330)	(182)	(484)	(357)
GENERAL AND ADMINISTRATIVE EXPENSES	(1,044)	(744)	(2,061)	(1,987)
OPERATING LOSS	(6,513)	(5,566)	(11,962)	(12,406)
NON-OPERATING EXPENSES, NET	(217)	(843)	(4,778)	(374)
FINANCIAL INCOME	130	35	247	175
FINANCIAL EXPENSES	(242)	(396)	(541)	(810)
NET LOSS AND COMPREHENSIVE LOSS	$ (6,842)	$ (6,770)	$ (17,034)	$ (13,415)
LOSS PER ORDINARY SHARE - BASIC AND DILUTED	$ (0.01)	$ (0.03)	$ (0.03)	$ (0.07)
WEIGHTED AVERAGE NUMBER OF SHARES USED IN CALCULATION OF LOSS PER ORDINARY SHARE	669,138,994	220,317,889	614,780,845	198,277,447